Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	$ 33,554	$ 32,488
Less: accumulated depreciation and amortization	(27,399)	(22,053)
Total	6,155	10,435
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	20,571	19,867
Software and voice recordings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	8,687	8,335
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	3,567	3,560
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	729	720
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total		$ 6